Other Payables - Summary of Other Payables (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Trade And Other Current Payables [Abstract]
Accrued salary and compensation	$ 10,126		$ 9,450
Payables to contractors	3,015		1,779
Accrued compensation to employees and remuneration to directors and supervisors	1,997		1,691
Amounts collected for others	1,426		1,308
Payables to equipment suppliers	1,154		1,049
Accrued maintenance costs	1,011		1,040
Payable on land (Note 16)	0		1,057
Others	5,708		6,614
Total	$ 24,437	$ 881	$ 23,988